Investment in PO Joint Ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 BLbs	Dec. 31, 2011 BLbs
Investment in PO Joint Ventures Supplemental Information [Abstract]
Propylene oxide production of a PO Joint Venture (in billions of pounds)	1.5	1.5
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	$ 412
Ending balance	397	412
U.S. PO Joint Venture [Member]
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	274	291
Cash contributions	10	3
Depreciation and amortization	(22)	(20)
Effect of exchange rate changes	0	0
Ending balance	262	274
European PO Joint Venture [Member]
Investment in PO Joint Ventures Supplemental Information [Abstract]
Ownership percentage in the PO Joint Venture	50.00%
Each owner's share in the PO Joint Venture's production	50.00%
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	138	146
Cash contributions	3	5
Depreciation and amortization	(8)	(9)
Effect of exchange rate changes	2	(4)
Ending balance	135	138
Total PO Joint Ventures [Member]
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	412	437
Cash contributions	13	8
Depreciation and amortization	(30)	(29)
Effect of exchange rate changes	2	(4)
Ending balance	$ 397	$ 412